PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,527	$ 39	$ 5,055	$ 1,176	$ 6,230	$ 654